Advance to Suppliers, Net (Details) - Schedule of Movements in Allowance of Doubtful Accounts - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Movements In Allowance Of Doubtful Accounts Abstract
Beginning balance	¥ 5,216,045
Additions		5,216,045
Reversal	(344,330)
Ending balance	¥ 4,871,715	¥ 5,216,045